INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15. INCOME TAXES

There was no provision for income taxes attributable to continuing or discontinued operations for the years ended December 31, 2021 and 2020.

At December 31, 2021 and 2020, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000’s)	2021	2020
Net deferred tax asset (liability):
Allowance for doubtful accounts	$44	$301
Accrued expenses	143	684
Right of use asset	7,919	—
Right of use liability	(7,388)	—
Net operating loss carry forwards	18,253	17,927
Property, equipment & intangibles	(2,998)	(2,712)
Stock based compensation	209	210
Self-Insurance Reserve	40	46
Interest Expense - Limited under 163(j)	2,300	1,868
Total deferred tax assets	18,522	18,324
Valuation allowance	(18,522)	(18,324)
Net deferred tax liability	$—	$—

The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2021	2020
Federal income tax at statutory rate	21.0%	21.0%
State and local taxes	(2.6)%	(38.7)%
Nondeductible expenses	(1.7)%	0.1%
Change in valuation allowance	(16.7)%	23.9%
Deferred Tax Adjustments - NOL Expirations	—%	(6.3)%
Effective tax rate	—%	—%

As of December 31, 2021, the Company had consolidated federal NOL carry forwards of $78.9 million. As a result of the Tax Reform Act, approximately $13.6 million of NOL’s generated in 2018 and after do not expire and are currently offset by a full valuation allowance. The NOLs generated before December 31, 2018, which amount to $65.3 million begin to expire in 2022 through 2037 and currently are offset by a full valuation allowance. As of December 31, 2021, the Company had consolidated state NOL carry forwards of $39.5 million. These NOLs begin to expire in 2022 through 2041 and currently are offset by a full valuation allowance.

Given the Company’s historical net operating losses, a full valuation allowance has been established on the Company’s net deferred tax assets. The Company has generated additional deferred tax liabilities related to its tax amortization of certain acquired indefinite lived intangible assets because these assets are not amortized for book purposes. The tax amortization in current and future years gives rise to a deferred tax liability which will only reverse at the time of ultimate sale or book impairment. As a result of the Tax Reform Act, NOL carry forwards generated in tax years 2018 and forward have an indefinite life. For this reason, the Company has taken the position that the deferred tax liability related to the indefinite lived intangibles can be used to support an equal amount of the deferred tax asset related to the NOL carry forwards generated in tax years 2018 and forward.

The Company files federal, state and local income tax returns in the U.S. The Company is generally no longer subject to income tax examinations for years prior to fiscal 2018.